Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) (Available-for-sale Securities, Debt Securities, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities | Debt Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 5,454	$ 5,454
Total gains or (losses) (realized/unrealized) included in earnings	(493)
Purchase
Sale	(2,727)
Transfer into Level 3	2,058
Balance at end of year	4,292	5,454
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$ 493